Commitments, Guarantees and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 22,500
Total rental payments under operating lease agreements	15,782	¥ 10,217	¥ 7,848
Payments for computer systems under non-cancelable contracts	¥ 4,231	3,297	¥ 487
Longest non-cancelable contracts, maturity year	2021
Estimated construction costs	¥ 89,500
Total unused credit and capital amount available	370,378
Guarantee Obligations Maximum Exposure	832,211	716,859
Guarantee Obligations Current Carrying Value	25,539	23,960
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	439,253	349,435
Guarantee Obligations Current Carrying Value	4,959	3,577
Corporate Loans | Performance Guarantee
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,204,000	1,269,000
Guarantee Obligations Current Carrying Value	¥ 1,016	¥ 823